NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income - The Group - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	£ 1,924	£ 2,363	£ 2,497
Fee and commission expense	(909)	(1,027)	(1,228)
Net fee and commission income	1,015	1,336	1,269
Current accounts
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	610	656	647
Credit and debit card fees
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	748	961	974
Commercial banking fees
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	169	166	271
Private banking and asset management
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	1	38	94
Factoring
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	76	103	83
Other fees and commissions
NET FEE AND COMMISSION INCOME (Details) - Schedule of Fee and Commission Income [Line Items]
Fee and commission income	£ 320	£ 439	£ 428